Other non-current liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Other non-current liabilities
Payable to equity method investee	¥ 450	$ 66	¥ 450
Total other non-current liabilities	¥ 450	$ 66	¥ 450